Pursuant to Rule 497(e)

Registration No. 333-11283

SunAmerica Focused Series, Inc.

(the “Fund”)

Focused Large-Cap Growth Portfolio

Focused Growth Portfolio

Focused Mid-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Large-Cap Value Portfolio

Focused Value Portfolio

Focused Mid-Cap Value Portfolio

Focused Small-Cap Value Portfolio

Focused Dividend Strategy Portfolio

Focused Growth and Income Portfolio

Focused International Equity Portfolio

Focused Technology Portfolio

Focused StarALPHA Portfolio

(each a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated September 4, 2007

to the Prospectus dated May 1, 2007, as supplemented on

June 7, 2007, July 24, 2007 and July 27, 2007

Effective September 1, 2007, on page 2, in the “Portfolio Highlights – Q&A,” section of the Prospectus on the left-hand side of the page, the paragraph that describes the Portfolios’ “focus strategy” is hereby deleted and replaced in its entirety with the following:

“A focus strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Adviser of the Focused Large-Cap Growth Portfolio, Focused Growth Portfolio, Focused Mid-Cap Growth Portfolio, Focused Small-Cap Growth, Focused Large-Cap Value Portfolio, Focused Value Portfolio, Focused Mid-Cap Value Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio and Focused Technology Portfolio will generally invest in up to 20 securities, and each of these Portfolios will generally hold up to a total of 60 securities. Each Adviser of the Focused StarALPHA Portfolio will generally invest in up to 10 securities and will generally hold 30 to 50 securities, depending on the number of Advisers that it employs. The Adviser to the Focused Dividend Strategy Portfolio will generally hold up to 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage a Portfolio or a portion of a Portfolio’s assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.”

On Page 3 of the same section, under the paragraph “Additional Information About the Focused Technology Portfolio,” the first sentence is revised as follows:

“The Focused Technology Portfolio will generally invest in up to 60 companies whose principal business, the Advisers believe, will significantly benefit from advances or improvement in technology.”

On August 27, 2007, the Board of Directors of the Fund approved the termination of the current Subadvisory Agreement between Deutsche Investment Management Americas Inc. (“DIMA”) and AIG SunAmerica Asset Management Corp. (“AIG SunAmerica”) on behalf of Focused Small-Cap Growth Portfolio. Effective September 1, 2007, upon the termination of DIMA, management of the portion of the investment portfolio previously managed by DIMA will revert back to AIG SunAmerica as the investment adviser to the Portfolio. Jay Rushin will act as lead portfolio manager of this portion of the Focused Small Cap Growth Portfolio.

Accordingly, effective September 1, 2007, all references to DIMA in the Prospectus are hereby deleted. Further, on page 10, in the “Portfolio Highlights – Q&A” section of the Prospectus, the last sentence of the footnote that is designated with an asterisk (*) is hereby deleted and replaced in its entirety with the following:

“AIG SunAmerica, BAMCO, Inc. and Oberweis Asset Management, Inc. are each responsible for management of approximately one-third of the Focused Small-Cap Growth’s Portfolio’s assets.”

On page 52, in the “Information About Advisers” section of the Prospectus, under the heading “Portfolio Management allocated among the following Advisers,” AIG SunAmerica is hereby added as an Adviser to the Focused Small-Cap Growth Portfolio.

Additionally, on page 58, in the same section of the Prospectus, the disclosure pertaining to Robert S. Janis is hereby deleted and replaced with the following:

“Jay Rushin, Lead Portfolio Manager, Co-Head Small-Cap Equity Team, Senior Vice President (AIG SunAmerica)	Mr. Rushin has over ten years of experience in the investment industry, focusing the past nine years on the small- and mid-cap growth segments of the market. Prior to joining AIG SunAmerica in December 2005, Mr. Rushin was a lead portfolio manager at AIM Management Group for seven years, where he was responsible for a small- and mid-cap growth team, and its respective portfolios. He received a B.A. from Florida State University, is a CFA charterholder and a member of the New York Society of Security Analysts (NYSSA).”

Marsico Capital Management, LLC (“Marsico”) currently acts as subadviser to the Focused Growth and Income Portfolio, the Focused Large-Cap Growth Portfolio, and the Focused International Equity Portfolio (the “Marsico Portfolios”), pursuant to a Subadvisory Agreement between AIG SunAmerica and Marsico. On June 14, 2007, Thomas F. Marsico, the founder and Chief Executive Officer of Marsico, and Marsico Parent Company, LLC, a company controlled by Mr. Marsico, signed a definitive agreement to repurchase Marsico from a subsidiary of Bank of America Corporation (the “Transaction”). The Transaction is expected to close during the fourth quarter of 2007.

The closing of the Transaction and the resulting change in control of Marsico will constitute an “assignment” of the Subadvisory Agreement, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the current Subadvisory Agreement, the Subadvisory Agreement will terminate upon its assignment. Generally, an assignment requires shareholder approval of a new advisory agreement; however, pursuant to the terms of an exemptive order by the Securities and Exchange Commission, AIG SunAmerica is permitted, under certain conditions and subject to Board approval, to enter into new subadvisory agreements with subadvisers without obtaining shareholder approval.

On August 27, 2007, the Board of Directors of the Fund approved a new Subadvisory Agreement between AIG SunAmerica and Marsico with respect to the Marsico Portfolios. Marsico does not anticipate any change to the portfolio management team or other key personnel that currently provide services to the Marsico Portfolios as a result of the Transaction. The fees for services currently payable by AIG SunAmerica to Marsico under the Subadvisory Agreement also will remain the same. The new Subadvisory Agreement will become effective upon the closing of the Transaction and an Information Statement, which will include information about the Transaction and new Subadvisory Agreement with Marsico, will be sent to shareholders.

Effective immediately, on page 38 in the “Shareholder Account Information” section of the Prospectus, under the heading “Transaction Policies (All Classes) – Redemption fee,” the second sentence in the first paragraph is hereby deleted and replaced with the following:

“The redemption fee does not apply to: (i) shareholders who have elected to participate in the Systematic Withdrawal Plan maintained by the Fund as described on pages 39 and 40; (ii) redemptions by other funds that invest in the Portfolios and that are advised and/or administered by AIG SunAmerica and certain of its affiliates; and (iii) redemptions in certain employer-sponsored benefit plans, if approved in writing by AIG SunAmerica. While the redemption fee may not apply to certain plan participant redemptions from a retirement plan (e.g., as a result of a distribution, loan, in-service withdrawals, plan terminations, etc.), the fee may still be applied to certain exchanges out of the Portfolio that are made through your plan. If you hold shares through a retirement plan, you should contact AIG SunAmerica or your plan recordkeeper to determine which of your transactions are subject to redemption fees.”

Additionally, on page 38, in the same section of the Prospectus and under the same heading, the second sentence in the third paragraph is hereby deleted and replaced with the following:

“Certain Financial Intermediaries may apply different or additional redemption fees or waivers to accounts held with them and may also impose additional limits or restrictions on trading in the Portfolios in connection with their market timing policies, including limitations or restrictions on the frequency of purchases or exchanges into a Portfolio after redeeming or exchanging out of the Portfolio.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SunAmerica Focused Series, Inc.

(the “Fund”)

Focused Small-Cap Growth Portfolio

(the “Portfolio”)

Supplement dated September 4, 2007 to the

Statement of Additional Information (“SAI”) dated May 1, 2007,

as supplemented on June 7, 2007, July 24, 2007 and July 27, 2007

Effective September 1, 2007, all references to Deutsche Investment Management Americas Inc. (“DIMA”) are hereby deleted.

Specifically, effective September 1, 2007, on pages B-69 and B-70 in the “Advisers, Personal Securities Trading, Distributor and Administrator” section of the SAI under the heading “Portfolio Management Allocated Among the Following Advisers,” the reference to DIMA is hereby replaced with AIG SunAmerica. Also on page B-69 under the heading “The Advisers,” the last sentence of the first paragraph is revised as follows:

“AIG SunAmerica advises a portion of the Growth Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Large-Cap Value Portfolio, Growth and Income Portfolio and Technology Portfolio and manages Dividend Strategy Portfolio by itself.”

Additionally, on page B-73, under the heading “Additional Information about the Portfolio Managers – Other Accounts,” the disclosure with respect to DIMA is hereby deleted and replaced with the following disclosure with respect to AIG SunAmerica:

Portfolio	Name of Adviser	Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund Managed by the Named Portfolio Manager*
Focused Small-Cap Growth Portfolio	AIG SunAmerica	Jay Rushin	None

*	Information is as of June 30, 2007.

SUP3-FOCPR-8/07 (FocusedSeries)